Other Assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other Assets
Other Assets
Other current assets consist of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Advance payments to Zeiss	69,307	75,059
Prepaid expenses	161,482	186,709
Operations to be invoiced	40,912	79,803
Derivative financial instruments	38,257	52,026
VAT	41,121	61,332
Other assets	39,012	33,895
Other current assets	390,091	488,824

Zeiss is our single supplier of main optical systems (lenses, mirrors, illuminators, collectors and other critical optical components) and, from time to time, receives non-interest bearing advance payments from us that support Zeiss’ work-in-process, thereby securing lens and optical module deliveries to us. Amounts owed under these advance payments are settled through future lens or EUV optical component deliveries.
Prepaid expenses mainly include prepaid income taxes on intercompany profit not realized by the ASML group of EUR 61.3 million as of December 31, 2015 (2014: EUR 58.2 million). The increase in 2015 mainly relates to prepayments in relation to our joint development projects with one of our research partners.
Derivative financial instruments consist of forward foreign exchange contracts and the current part of the aggregate fair value of interest rate swaps, see Note 4.
Other non-current assets consist of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Advance payments to Zeiss	285,659	305,642
Derivative financial instruments	115,546	81,777
Compensation plan assets [1]	26,172	31,393
Prepaid expenses	6,525	6,876
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	5,473	19,749
Other non-current assets	444,820	450,882

1.	For further details on compensation plan assets see Note 17.

2.	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.
The increase in the advance payments to Zeiss in 2015 compared to 2014 was mainly driven by a prepayment in relation to EUV optical components development.
Derivative financial instruments consist of the non-current part of the fair value of interest rate swaps, which decreased in value as a result of the decrease in time to maturity, partly offset by a decrease in EURIBOR, see Note 4.